DEFERRED COST (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Deferred Cost
SCHEDULE OF DEFERRED COST
	As of December 31,
	2024	2025	2025
	S$	S$	US$
Current portion	576,562	76,237	59,287
Non-current portion	57,400	-	-
	633,962	76,237	59,287